Product Warranties - Summary of Changes in Product Warranty Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 36.2	$ 35.6	$ 37.7
Charges to cost of goods sold	3.9	3.9	1.2
Settlements made in cash or in kind	(5.9)	(3.3)	(3.3)
Balance at end of period	$ 34.2	$ 36.2	$ 35.6